23. Salaries and social security taxes (Tables)	12 Months Ended
Dec. 31, 2017
Salaries And Social Security Taxes Tables
Salaries and social security taxes payable
	12.31.17	12.31.16
Non-current
Early retirements payable	3,359	5,149
Seniority-based bonus	116,296	89,168
Total non-current	119,655	94,317

Current
Salaries payable and provisions	1,064,106	912,275
Social security payable	151,137	115,793
Early retirements payable	4,808	4,119
Total current	1,220,051	1,032,187

Salaries and social security taxes charged to profit or loss
	12.31.17	12.31.16	12.31.15
Salaries	2,998,531	2,539,345	1,791,286
Social security taxes	1,166,095	987,523	696,611
Total salaries and social security taxes	4,164,626	3,526,868	2,487,897